Revenue - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 12,564	$ 11,910
Steelmaking Coal [member]
Disclosure of products and services [line items]
Revenue	6,349	6,014
Copper [member]
Disclosure of products and services [line items]
Revenue	2,714	2,400
Zinc [member]
Disclosure of products and services [line items]
Revenue	3,094	3,496
Segment revenues [member]
Disclosure of products and services [line items]
Revenue	13,214	12,545
Segment revenues [member] | Steelmaking Coal [member]
Disclosure of products and services [line items]
Revenue	6,349	6,014
Segment revenues [member] | Copper [member]
Disclosure of products and services [line items]
Revenue	2,242	2,022
Segment revenues [member] | Zinc [member]
Disclosure of products and services [line items]
Revenue	2,980	2,925
Segment revenues [member] | Silver [member]
Disclosure of products and services [line items]
Revenue	324	572
Segment revenues [member] | Lead [member]
Disclosure of products and services [line items]
Revenue	419	570
Segment revenues [member] | Blended bitumen [member]
Disclosure of products and services [line items]
Revenue	407
Segment revenues [member] | Other Segments [member]
Disclosure of products and services [line items]
Revenue	493	442
Inter-segment revenues [member]
Disclosure of products and services [line items]
Revenue	(650)	(635)
Inter-segment revenues [member] | Zinc [member]
Disclosure of products and services [line items]
Revenue	(650)	(635)
Steelmaking Coal [member]
Disclosure of products and services [line items]
Revenue	6,349	6,014
Steelmaking Coal [member] | Segment revenues [member] | Steelmaking Coal [member]
Disclosure of products and services [line items]
Revenue	6,349	6,014
Copper [member]
Disclosure of products and services [line items]
Revenue	2,714	2,400
Copper [member] | Segment revenues [member] | Copper [member]
Disclosure of products and services [line items]
Revenue	2,242	2,022
Copper [member] | Segment revenues [member] | Zinc [member]
Disclosure of products and services [line items]
Revenue	279	252
Copper [member] | Segment revenues [member] | Silver [member]
Disclosure of products and services [line items]
Revenue	18	16
Copper [member] | Segment revenues [member] | Other Segments [member]
Disclosure of products and services [line items]
Revenue	175	110
Zinc [member]
Disclosure of products and services [line items]
Revenue	3,094	3,496
Zinc [member] | Segment revenues [member] | Zinc [member]
Disclosure of products and services [line items]
Revenue	2,701	2,673
Zinc [member] | Segment revenues [member] | Silver [member]
Disclosure of products and services [line items]
Revenue	306	556
Zinc [member] | Segment revenues [member] | Lead [member]
Disclosure of products and services [line items]
Revenue	419	570
Zinc [member] | Segment revenues [member] | Other Segments [member]
Disclosure of products and services [line items]
Revenue	318	332
Zinc [member] | Inter-segment revenues [member]
Disclosure of products and services [line items]
Revenue	(650)	$ (635)
Energy [member]
Disclosure of products and services [line items]
Revenue	407
Energy [member] | Segment revenues [member] | Blended bitumen [member]
Disclosure of products and services [line items]
Revenue	$ 407